Organization and Basis of Presentation (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2022
Organization and Basis of Presentation [Line Items]
Incorporated date	Mar. 11, 2021	Mar. 11, 2021
Cash (in Dollars)	$ 810,000	$ 929,000
Accumulated deficit (in Dollars)	$ (12,422,776)	$ (10,642,727)	$ (8,322,769)
Net loss rate		29.80%	7.20%
Business Acquisition [Member]
Organization and Basis of Presentation [Line Items]
Business acquired percentage				99.00%
MOGO Pvt Ltd [Member]
Organization and Basis of Presentation [Line Items]
Total asset rate		14.60%	5.40%
Controlling interest percentage		99.00%